PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2015
PROPERTY, PLANT AND EQUIPMENT, NET
(6)	PROPERTY, PLANT AND EQUIPMENT, NET

	December 31, 2014	June 30, 2015
Buildings	656,076	656,655
Plant and machinery	1,945,228	1,947,053
Furniture, fixtures and office equipment	30,938	30,965
Motor vehicles	7,218	7,224

	2,639,460	2,641,897
Less: accumulated depreciation	(1,135,156)	(1,206,015)
Construction in progress	572,561	573,592

	2,076,865	2,009,474

Depreciation expense was US$94,310 and US$69,825 for the six-month periods ended June 30, 2014 and 2015, respectively.